Dummy ID	Loan Number 1	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
JFOZEBJDUZC	xx		xx	Connecticut	04/14/2022	Refinance	Non-QM/Compliant	2	1	Compliance	Compliance	JFOZEBJDUZC-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
RABXLRUWVAV	xx		xx	California	04/24/2022	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	RABXLRUWVAV-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :       Charged:    6.969%        Allowed:    5.120%              Over  by: +1.849%.

This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL :      Charged:       6.969%        Allowed:    5.120%         Over by:       +1.849%.

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	05/02/2022	09/30/2022	09/30/2022	05/02/2022
PNSW5AXXBZO	xx		xx	Texas	04/18/2022	Purchase	Non-QM/Compliant	2	2	Credit	Guidelines	PNSW5AXXBZO-J587LE2V	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Approved guideline exception in the file for not meeting the minimum of $50K in equity.			FICO: 804 DTI: 37.86% Reserves: $37,401.84		QC Complete	10/03/2022			04/22/2022
PNSW5AXXBZO	xx		xx	Texas	04/18/2022	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	PNSW5AXXBZO-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:        Charged      6.283%         Allowed       5.420%         Over by     +0.863%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
YB1BX3BKNOL	xx		xx	Illinois	04/22/2022	Purchase	Non-QM/Compliant	4	2	Compliance	Compliance	YB1BX3BKNOL-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test. as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL charged 6.187% allowed 5.420% over by +0.767%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
YB1BX3BKNOL	xx		xx	Illinois	04/22/2022	Purchase	Non-QM/Compliant	4	2	Credit	Assets Insufficient	YB1BX3BKNOL-YHOZ28S0	Waived	4	W	* Cash reserves less than required by guidelines (Lvl W)
Reserves are less than required by guidelines.  Verified assets in the amount of $60,244.45 - $36,785.07 = $23,459.38 left for reserves.  PITIA of $5,144.24 x 6 months = $30,865.44 required in reserves.  $30,865.44 - $23,459.38 = $7,406.06, subject loan is short $7,406.06 in reserves.

4/27/2022 - Received Gift of Equity Letter and Final CD.  Final CD reflects the adjustment for the Gift Equity leaving the Borrower responsible for $36,785.07 at closing and six months of reserves are required in the amount of $30,865.44.  Closing Costs of $36,785.07 plus six months of reserves of $30,865.44 = $67,650.51.  Verified assets in the amount of $60,244.45 - the Closing Costs and Reserves total of $67,650.51 is short $7,406.06 in reserves.

5/2/2022 - Received exception approval form for 6 month reserve requirement with compensating factors and hence condition is waived off
																				DTI: 26.75%/42.05% FICO: 667 Years on Job: 4 yrs		QC Complete	10/03/2022			04/26/2022
YB1BX3BKNOL	xx		xx	Illinois	04/22/2022	Purchase	Non-QM/Compliant	4	2	Credit	Guidelines	YB1BX3BKNOL-J587LE2V	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Approved guideline exception in file for exceeding max LTV of 75% for a first time home buyer with a fico score of 667, subject loan closed with an LTV of xx.			DTI: 26.75%/42.05% FICO: 667 Years on Job: 4 yrs		QC Complete	10/03/2022			04/26/2022
SQLQSPYHXEN	xx		xx	Pennsylvania	04/29/2022	Cash Out	Not Covered/Exempt	4	2	Credit	Guidelines	SQLQSPYHXEN-J587LE2V	Waived	4	W	* Loan does not conform to program guidelines (Lvl W)
File contains guideline exception for not meeting the $50K minimum of equity, however the form does not reflect if it was approved.

5/4/2022 - Received exception approval form for $50K minimum of equity stating to allow a$40K equity deal. Appraisal value came in at xx. Market rent is high DSCR %. Borrower is an experienced investor. Hence condition is waived off.
																				DSCR: 1.52 LTV/CLTV: xx/xx		QC Complete	10/03/2022			05/03/2022
MOUY5E5TEWC	xx		xx	Pennsylvania	05/05/2022	Cash Out	Not Covered/Exempt	2	2	Credit	Guidelines	MOUY5E5TEWC-J587LE2V	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Approved guideline exception in file for not having 12 months of primary housing history. Borrower lives rent free with parents.			LTV/CLTV: xx/xx FICO: 758 Years at Present Address: 9+ Mortgage History: 0x30		QC Complete	10/03/2022			05/09/2022
B2EUTG1RNDL	xx		xx	Michigan	04/18/2022	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	B2EUTG1RNDL-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail Charged  7.528%  5.730%  +1.798%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
KVB5CFJ2UTU	xx		xx	New Jersey	04/29/2022	Purchase	Not Covered/Exempt	3	1	Credit	Guidelines	KVB5CFJ2UTU-3L2978EM	Resolved	3	R	* Assets do not meet guidelines (Lvl R)
Bank statement provided is incomplete. Missing 2 months bank statement of borrower from xx#xx to verify. Final 1003 reflects xx#xx & the bank statement provided account  xx#xx is dated period from 04/12/2022-04/25/2022 with ending balance of $70,000. Require a complete bank statement for 2 months.

5/9/2022 - Received confirmation from client that as per guideline for InvestorX program the funds to close need to only be seasoned for 10 days and condition is waived.
																		5/9/2022 - Received confirmation from client that as per guideline for InvestorX program the funds to close need to only be seasoned for 10 days and condition is waived.	5/9/2022 - Received confirmation from client that as per guideline for InvestorX program the funds to close need to only be seasoned for 10 days and condition is waived.			QC Complete	05/03/2022	05/24/2022	05/24/2022	05/03/2022
0VGE3KAKPZW	xx		xx	Florida	04/28/2022	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	0VGE3KAKPZW-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged  7.158%   Allowed  5.990%   Over-by+1.168%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
B00KUQDUV0Y	xx		xx	Texas	04/21/2022	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	B00KUQDUV0Y-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged  7.681% Allowed  6.990% Over By  +0.691%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
KRPOCJWV3BM	xx		xx	California	04/21/2022	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	KRPOCJWV3BM-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :                 Charged          6.973%                Allowed           6.240%               Over by        +0.733%

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL :                 Charged       6.973%                  Allowed       6.240%              Over by        +0.733%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	10/01/2022
GSRYJS2BXI1	xx		xx	Utah	05/09/2022	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	GSRYJS2BXI1-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:  Charged 7.357%       Allowed 6.290%     Over By +1.067%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
OAVIL43W3BS	xx		xx	California	05/06/2022	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	OAVIL43W3BS-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged 7.011% Allowed 6.290% Over By+0.721%

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged 7.011%  Allowed 6.290% Over by+0.721%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	05/12/2022	09/30/2022	09/30/2022	05/12/2022
A0AXJIT53NW	xx		xx	California	05/07/2022	Cash Out	Non-QM/Compliant	3	1	Compliance	Compliance	A0AXJIT53NW-IJH0N5PE	Resolved	3	R	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl R)
TRID Tolerance is No results due to Initial Closing Disclosure is missing from the loan packages. Final CD is borrower executed on 5/7/2022, three days prior Initial Closing disclosure is missing.

Note : We have CD on loan packages with issued on 5/4/2022 and borrower signed on 5/5/2022, will not consider as a Initial CD because not covering three days to Final CD.

Resolved 05/19/2022 : Initial CD dated 5/4/2022 received and hence condition was cleared.
																		Resolved 05/19/2022 : Initial CD dated 5/4/2022 received and hence condition was cleared.	Resolved 05/19/2022 : Initial CD dated 5/4/2022 received and hence condition was cleared.			QC Complete	05/16/2022	05/19/2022	05/19/2022	05/16/2022